Deposits (Time Deposits by Maturity) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Domestic [Member]
Maturities of time deposits:
Due in one year or less	¥ 31,655,230
Due after one year through two years	4,522,580
Due after two years through three years	2,430,995
Due after three years through four years	546,578
Due after four years through five years	654,135
Due after five years	799,180
Total	40,608,698
Foreign [Member]
Maturities of time deposits:
Due in one year or less	23,574,644
Due after one year through two years	722,461
Due after two years through three years	275,303
Due after three years through four years	112,962
Due after four years through five years	17,950
Due after five years	32,726
Total	¥ 24,736,046